Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenues (Note 13(e))	$ 46,009,519	$ 48,821,619	$ 44,555,081
Cost of revenue	(43,090,207)	(45,928,093)	(43,332,532)
Gross profit	2,919,312	2,893,526	1,222,549
Operating expenses:
General and administrative expenses	(1,360,051)	(1,040,245)	(785,244)
Allowance for expected credit losses	(5,315)	(197,527)	418,922
Total operating expenses	(1,365,366)	(1,237,772)	(366,322)
Income from operations	1,553,946	1,655,754	856,227
Other (expense)/income
Interest expense	(891,379)	(733,220)	(354,125)
Other income, net (Note 13(e))	238,677	191,892	610,036
Total other (expense)/ income, net	(652,702)	(541,328)	255,911
Income before income taxes and equity in net income/(losses) of affiliates	901,244	1,114,426	1,112,138
Income tax expense (Note 12)	(179,325)	(150,734)	(116,641)
Income before equity in net income/(losses) of affiliates	721,919	963,692	995,497
Equity in net income/(losses) of affiliates (Note 6)	5,528	(33,780)	(115,943)
Net income	727,447	929,912	879,554
Other comprehensive income
Foreign currency translation adjustment	15,599	9,138	(5,798)
Comprehensive income	$ 743,046	$ 939,050	$ 873,756
Earnings per share – Basic (in Dollars per share)	$ 0.025	$ 0.033	$ 0.031
Earnings per share – Diluted (in Dollars per share)	$ 0.025	$ 0.033	$ 0.031
Weighted average shares outstanding – Basic (in Shares)	28,812,740	28,500,000	28,500,000
Weighted average shares outstanding – Diluted (in Shares)	28,812,740	28,500,000	28,500,000